SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION

year ended December 31, 2023	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)							1

Revenues	5,173	6,229	846	2,667	1,019	—		15,934
Intersegment revenues	—	101	—	—	22	(123)	2	—
	5,173	6,330	846	2,667	1,041	(123)		15,934
Income (loss) from equity investments	220	324	78	67	688	—		1,377
Impairment of equity investment	(2,100)	—	—	—	—	—		(2,100)
Plant operating costs and other	(1,756)	(1,660)	(39)	(836)	(603)	7	2	(4,887)
Commodity purchases resold	—	(56)	—	(437)	(24)	—		(517)
Property taxes	(302)	(473)	—	(116)	(6)	—		(897)
Depreciation and amortization	(1,325)	(934)	(89)	(338)	(92)	—		(2,778)
Goodwill and asset impairment charges and other	—	—	—	4	—	—		4
Segmented Earnings (Losses)	(90)	3,531	796	1,011	1,004	(116)		6,136
Interest expense								(3,263)
Allowance for funds used during construction								575
Foreign exchange gains (losses), net								320
Interest income and other								242
Income (Loss) before Income Taxes								4,010
Income tax (expense) recovery								(942)
Net Income (Loss)								3,068
Net (income) loss attributable to non-controlling interests								(146)
Net Income (Loss) Attributable to Controlling Interests								2,922
Preferred share dividends								(93)
Net Income (Loss) Attributable to Common Shares								2,829

Capital Spending[3]
Capital expenditures	2,953	2,536	2,292	49	144	33		8,007
Capital projects in development	—	—	—	—	142	—		142
Contributions to equity investments	3,231	124	—	—	794	—		4,149
	6,184	2,660	2,292	49	1,080	33		12,298
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Included in Investing activities in the Consolidated statement of cash flows.

year ended December 31, 2022	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)							1

Revenues	4,764	5,933	688	2,668	924	—		14,977
Intersegment revenues	—	132	—	—	12	(144)	2	—
	4,764	6,065	688	2,668	936	(144)		14,977
Income (loss) from equity investments	18	292	122	55	539	28	3	1,054
Impairment of Equity Investment	(3,048)	—	—	—	—	—		(3,048)
Plant operating costs and other	(1,679)	(1,856)	(221)	(756)	(544)	124	2	(4,932)
Commodity purchases resold	—	—	—	(512)	(22)	—		(534)
Property taxes	(297)	(426)	—	(121)	(4)	—		(848)
Depreciation and amortization	(1,198)	(887)	(98)	(329)	(72)	—		(2,584)
Goodwill and asset impairment charges and other	—	(571)	—	118	—	—		(453)
Segmented Earnings (Losses)	(1,440)	2,617	491	1,123	833	8		3,632
Interest expense								(2,588)
Allowance for funds used during construction								369
Foreign exchange gains (losses), net[3]								(185)
Interest income and other								146
Income (Loss) before Income Taxes								1,374
Income tax (expense) recovery								(589)
Net Income (Loss)								785
Net (income) loss attributable to non-controlling interests								(37)
Net Income (Loss) Attributable to Controlling Interests								748
Preferred share dividends								(107)
Net Income (Loss) Attributable to Common Shares								641

Capital Spending[4]
Capital expenditures	3,274	2,137	1,027	106	93	41		6,678
Capital projects in development	—	—	—	—	49	—		49
Contributions to equity investments[5]	1,445	—	—	37	752	—		2,234
	4,719	2,137	1,027	143	894	41		8,961
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income (loss) from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Foreign exchange gains (losses), net by the corresponding foreign exchange losses and gains on the affiliate receivable balance until March 15, 2022, when it was fully repaid upon maturity. Refer to Note 13, Loans receivable from affiliates, for additional information.
4Included in Investing activities in the Consolidated statement of cash flows.
5Contributions to equity investments in the Corporate segment of $1.2 billion are offset by the equivalent amount in Other distributions from equity investments, although they are reported on a gross basis in the Company’s Consolidated statement of cash flows. Refer to Note 13, Loans receivable from affiliates, for additional information.

year ended December 31, 2021	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)							1

Revenues	4,519	5,233	605	2,306	724	—		13,387
Intersegment revenues	—	145	—	—	14	(159)	2	—
	4,519	5,378	605	2,306	738	(159)		13,387
Income (loss) from equity investments	12	244	119	71	411	41	3	898
Plant operating costs and other	(1,567)	(1,393)	(55)	(700)	(455)	72	2	(4,098)
Commodity purchases resold	—	—	(3)	(84)	—	—		(87)
Property taxes	(289)	(367)	—	(113)	(5)	—		(774)
Depreciation and amortization	(1,226)	(791)	(109)	(318)	(78)	—		(2,522)
Goodwill and asset impairment charges and other	—	—	—	(2,775)	—	—		(2,775)
Net gain (loss) on sale of assets	—	—	—	13	17	—		30
Segmented Earnings (Losses)	1,449	3,071	557	(1,600)	628	(46)		4,059
Interest expense								(2,360)
Allowance for funds used during construction								267
Foreign exchange gains (losses), net[3]								10
Interest income and other								190
Income (Loss) before Income Taxes								2,166
Income tax (expense) recovery								(120)
Net Income (Loss)								2,046
Net (income) loss attributable to non-controlling interests								(91)
Net Income (Loss) Attributable to Controlling Interests								1,955
Preferred share dividends								(140)
Net Income (Loss) Attributable to Common Shares								1,815

Capital Spending[4]
Capital expenditures	2,629	2,611	129	488	32	35		5,924
Contributions to equity investments	108	209	—	83	810	—		1,210
	2,737	2,820	129	571	842	35		7,134
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income (loss) from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Foreign exchange gains (losses), net by the corresponding foreign exchange losses and gains on the affiliate receivable balance. Refer to Note 13, Loans receivable from affiliates, for additional information.
4Included in Investing activities in the Consolidated statement of cash flows.

at December 31	2023	2022
(millions of Canadian $)

Total Assets by Segment
Canadian Natural Gas Pipelines	29,782	27,456
U.S. Natural Gas Pipelines	50,499	50,038
Mexico Natural Gas Pipelines	12,003	9,231
Liquids Pipelines	15,490	15,587
Power and Energy Solutions	9,525	8,272
Corporate	7,735	3,764
	125,034	114,348
Geographic Information

year ended December 31	2023	2022	2021
(millions of Canadian $)

Revenues
Canada – domestic	5,360	4,942	4,603
Canada – export	1,403	1,322	1,226
United States	8,325	8,025	6,953
Mexico	846	688	605
	15,934	14,977	13,387

at December 31	2023	2022
(millions of Canadian $)

Plant, Property and Equipment
Canada	28,583	27,232
United States	44,609	43,505
Mexico	7,377	5,203
	80,569	75,940